Financial Instruments (Tables)	6 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Schedule of derivative liabilities under the fair value hierarchy
			December 31, 2014

Liability	Level 1	Level 2	Level 3

Derivative liability	-	-	1,567,291

		June 30, 2014

Liability	Level 1	Level 2	Level 3

Derivative liability	-	-	3,329,367